UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21625

Intrepid Capital Management Funds Trust
(Exact name of registrant as specified in charter)

3652 South Third Street, Suite 200
Jacksonville Beach, FL 32250
(Address of principal executive offices) (Zip code)

Mark Travis
3652 South Third Street, Suite 200
Jacksonville Beach, FL 32250
(Name and address of agent for service)

1-904-246-3433
Registrant's telephone number, including area code

Date of fiscal year end: 09/30

Date of reporting period:  06/30/07

Item 1. Schedule of Investments.

Intrepid Capital Fund
Schedule of Investments
June 30, 2007
(Unaudited)

	Shares	Value
COMMON STOCKS - 48.68%
Beverages - 8.86%
Anheuser-Busch Companies, Inc.	16,345	$852,555
The Coca-Cola Co.	16,530	864,685
Grolsch NV	31,510	1,344,671
		3,061,911
Commercial Services & Supplies - 2.11%
Cintas Corp.	18,485	728,864
Computers & Peripherals - 2.60%
Dell, Inc. (a)	31,410	896,755
Food Products - 3.11%
Kraft Foods, Inc.	11,640	410,310
Sara Lee Corp.	38,120	663,288
		1,073,598
Health Care Providers & Services - 1.29%
Health Management Associates, Inc.	39,110	444,290
Hotels, Restaurants & Leisure - 2.13%
International Speedway Corp. - Class A	13,985	737,149
Household Products - 3.23%
Oil-Dri Corporation of America	63,562	1,115,513
Insurance - 11.47%
Baldwin & Lyons, Inc.	30,925	803,431
Berkshire Hathaway, Inc. (a)	275	991,375
Horace Mann Educators Corp.	41,275	876,681
Travelers Companies, Inc.	6,745	360,858
XL Capital Ltd.	11,025	929,297
		3,961,642
IT Services - 1.94%
Automatic Data Processing, Inc.	12,615	611,449
Broadridge Financial Solutions, Inc.	3,153	60,285
		671,734
Personal Products - 1.06%
Alberto-Culver Co.	15,400	365,288
Pharmaceuticals - 2.58%
Mylan Laboratories, Inc.	48,940	890,219
Specialty Retail - 3.61%
Limited Brands	40,345	1,107,470
Sally Beauty Holdings, Inc.	15,400	138,600
		1,246,070
Textiles, Apparel & Luxury Goods - 2.29%
Hanesbrands, Inc. (a)	29,290	791,709
Water Utilities - 0.14%
Connecticut Water Service, Inc.	2,000	48,740
Wireless Telecommunication Services - 2.26%
Telephone & Data Systems, Inc. - Special Shares	6,500	374,075
Telephone & Data Systems, Inc.	6,500	406,705
		780,780
TOTAL COMMON STOCKS (Cost $15,018,060)		16,814,262
	Principal
	Amount
CORPORATE BONDS - 22.39%
Aerospace & Defense - 1.35%
Goodrich Corp.
7.500%, 04/15/2008	$459,000	465,227
Argicultural Operations - 1.72%
American Rock Salt Co. LLC
9.500%, 03/15/2014	584,000	593,490
Beverages - 1.42%
Cott Beverages USA, Inc.
8.000%, 12/15/2011	482,000	489,230
Commercial Services & Supplies - 1.46%
Waste Management, Inc.
6.500%, 11/15/2008	497,000	502,774
Construction & Engineering - 1.25%
Blount, Inc.
8.880%, 08/01/2012	427,000	433,405
Electronic Equipment & Instruments - 1.85%
Syniverse Technologies, Inc.
7.750%, 08/15/2013	667,000	640,320
Food Products - 1.97%
Dean Foods Co.
8.150%, 08/01/2007	170,000	170,213
General Mills, Inc.
3.880%, 11/30/2007	515,000	511,851
		682,064
Hotels, Restaurants & Leisure - 1.90%
Speedway Motorsports, Inc.
6.750%, 06/01/2013	670,000	656,600
IT Services - 1.12%
Certegy, Inc.
4.750%, 09/15/2008	393,000	387,107
Media - 1.13%
Scholastic Corp.
5.000%, 04/15/2013	440,000	388,790
Paper & Forest Products - 1.96%
Appleton Papers, Inc.
8.130%, 06/15/2011	655,000	677,925
Photo Equipment & Supplies - 1.61%
Da-Lite Screen Co., Inc.
9.500%, 05/15/2011	527,000	555,985
Real Estate - 1.83%
American Real Estate Partners
7.130%, 02/15/2013	650,000	630,500
Specialty Retail - 1.82%
Payless ShoeSource, Inc.
8.250%, 08/01/2013	615,000	628,837
TOTAL CORPORATE BONDS (Cost $7,775,262)		7,732,254
U.S. TREASURY OBLIGATIONS - 16.76%
U.S. Treasury Bill - 14.42%
0.000%, 07/12/2007	3,000,000	2,995,580
0.000%, 08/16/2007	2,000,000	1,987,605
		4,983,185
U.S. Treasury Note - 2.34%
3.750%, 05/15/2008	815,000	806,342
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,789,351)		5,789,527
	Shares
SHORT TERM INVESTMENTS - 9.91%
Money Market Funds - 9.91%
AIM STIC Prime Portfolio	684,400	684,400
AIM STIT Treasury Portfolio	684,400	684,400
Fidelity Government Portfolio I	684,400	684,400
Fidelity Money Market Portfolio	684,400	684,400
SEI Daily Income Trust Treasury Fund	684,400	684,400
		3,422,000
TOTAL SHORT TERM INVESTMENTS (Cost $3,422,000)		3,422,000
Total Investments (Cost $32,004,673) - 97.74%		33,758,043
Other Assets in Excess of Liabilities - 2.26%		781,916
TOTAL NET ASSETS - 100.00%		$34,539,959

(a) Non Income Producing

The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows*:

Cost of investments	$32,004,673
Gross unrealized appreciation	2,532,748
Gross unrealized depreciation	(779,378)
Net unrealized appreciation	$1,753,370

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Intrepid Small Cap Fund
Schedule of Investments
June 30, 2007
(Unaudited)

	Shares	Value
COMMON STOCKS - 80.15%
Air Freight & Logistics - 0.68%
Pacer International, Inc.	1,200	$28,224
Airlines - 0.14%
ExpressJet Holdings, Inc. (a)	1,000	5,980
Beverages - 4.63%
Brown-Forman Corp. - Class B	600	43,848
Cott Corp. (a)	1,500	21,585
Grolsch NV	3,000	128,023
		193,456
Commercial Services & Supplies - 2.91%
Cintas Corp.	3,085	121,642
Communications Equipment - 2.72%
Communications Systems, Inc.	10,220	113,544
Electric Utilities - 4.11%
Unitil Corp.	5,415	147,288
Westar Energy, Inc.	1,000	24,280
		171,568
Electronic Equipment & Instruments - 6.18%
Mocon, Inc.	20,981	241,281
Park Electrochemical Corp.	600	16,908
		258,189
Food & Staples Retailing - 0.38%
United Natural Foods, Inc. (a)	600	15,948
Gas Utilities - 9.01%
Delta Natural Gas, Inc.	1,600	41,360
Energy West, Inc.	12,065	181,337
RGC Resources, Inc.	5,537	153,652
		376,349
Hotels, Restaurants & Leisure - 2.78%
International Speedway Corporation	1,675	88,289
Speedway Motorsports, Inc.	700	27,986
		116,275
Household Durables - 4.59%
Virco Mfg. Corporation (a)	29,125	191,643
Household Products - 6.96%
Oil-Dri Corporation of America	15,062	264,338
WD-40 Co.	800	26,296
		290,634
Insurance - 12.59%
Baldwin & Lyons, Inc.	8,815	229,014
EMC Insurance Group, Inc.	1,800	44,676
Horace Mann Educators Corp.	10,650	226,206
IPC Holdings Ltd.	800	25,832
		525,728
Metals & Mining - 6.50%
Barrick Gold Corp.	2,600	75,582
Goldcorp, Inc.	1,600	37,904
Great Northern Iron Ore Properties	150	17,490
Newmont Mining Corp.	3,600	140,616
		271,592
Personal Products - 1.16%
Schiff Nutrition International, Inc. (a)	2,200	14,410
United Guardian, Inc.	2,900	34,249
		48,659
Pharmaceuticals - 3.98%
Mylan Laboratories, Inc.	9,145	166,348
Road & Rail - 0.96%
Arkansas Best Corp.	1,025	39,944
Software - 1.61%
Mediware Information Systems, Inc. (a)	6,400	46,080
Streamline Health Solutions (a)	5,000	21,000
		67,080
Specialty Retail - 0.29%
Stein Mart, Inc.	1,000	12,260
Textiles, Apparel & Luxury Goods - 2.48%
Charles & Colvard, Ltd.	6,800	33,660
Cherokee, Inc.	400	14,616
McRae Industries, Inc.	3,894	55,295
		103,571
Water Utilities - 5.49%
Connecticut Water Service, Inc.	6,640	161,817
Middlesex Water Co.	3,525	67,715
		229,532
TOTAL COMMON STOCKS (Cost $3,127,016)		3,348,166
	Principal
	Amount
U.S. TREASURY OBLIGATIONS - 18.90%
U.S. Treasury Bill - 18.90%
0.000%, 08/16/2007	$200,000	198,761
4.880%, 10/11/2007	200,000	197,313
0.000%, 10/18/2007	200,000	197,137
4.810%, 11/23/2007	200,000	196,227
		789,438
TOTAL U.S. TREASURY OBLIGATIONS (Cost $789,438)		789,438
	Shares
SHORT TERM INVESTMENTS - 0.21%
Money Market Funds - 0.21%
SEI Daily Income Trust Treasury Fund	8,726	8,726
TOTAL SHORT TERM INVESTMENTS (Cost $8,726)		8,726
Total Investments (Cost $3,925,180) - 99.26%		4,146,330
Other Assets in Excess of Liabilities - 0.74%		30,793
TOTAL NET ASSETS - 100.00%		$4,177,123

(a) Non Income Producing

The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows*:

Cost of investments	$3,925,180
Gross unrealized appreciation	262,461
Gross unrealized depreciation	(41,311)
Net unrealized appreciation	$221,150

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Intrepid Capital Management Funds Trust

By (Signature and Title)    /s/ Mark Travis
Mark Travis, President

Date  8/21/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Mark Travis
Mark Travis, President

Date    8/21/2007

By (Signature and Title)*     /s/ Mark Travis
Mark Travis, Treasurer

Date   8/21/2007

* Print the name and title of each signing officer under his or her signature.